Term Deposits - Schedule of Term Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Term Deposit [Abstract]
Term deposits	$ 154,868	$ 38,030
Non-current	25,043	207
Current	129,825	37,823
Total	$ 154,868	$ 38,030